NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2014
NOTES RECEIVABLE [Abstract]
NOTES RECIEVABLE

NOTE 6 – NOTES RECEIVABLE

Bank acceptance notes:	December 31,
	2014	2013

Due June 25, 2015	$325,414	$-
Due April 30, 2015	1,627,075	-
Due April 16, 2015, subsequently settled on due date	1,627,075	-
Due March 26, 2015, subsequently settled on due date	1,464,366	-
Due March 10, 2015, subsequently settled on due date	1,627,075	-
Due February 28, 2015, subsequently settled on due date	1,627,075	-
Due January 17, 2015, subsequently settled on due date	1,627,075	-
Due May 21, 2014, subsequently settled on due date	$-	$161,439
Due May 11, 2014, subsequently settled on due date	-	80,719
Due May 11, 2014, subsequently settled on due date	-	80,719
Due March 12, 2014, subsequently settled on due date	-	1,452,948
Due March 9, 2014, subsequently settled on due date	-	322,878
Due March 9, 2014, subsequently settled on due date	-	322,878
Total	$9,925,155	$2,421,581

Notes receivable are received from customers for the purchase of the Company's products and are issued by financial institutions that entitle the Company to receive the full face mount from the financial institution at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.